Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
Legal Proceedings
Merger Proceedings
In connection with the Merger, two complaints were filed in the Supreme Court of the State of New York, County of New York, captioned
 Thomas
 v.
 Reneo Pharmaceuticals, Inc., et al.
, Index No. 654628/2024 (filed September 5, 2024) and
 Kent v. Reneo Pharmaceuticals, Inc., et al.
, Index No. 654642/2024 (filed September 6, 2024) (together, the “Complaints”). The Complaints generally allege that the Proxy Statement/Prospectus filed by Reneo with the SEC misrepresented and/or omitted certain purportedly material information relating to Reneo management’s financial projections for Reneo and OnKure, the data and inputs underlying the financial valuation analyses that support the fairness opinion provided by Leerink Partners, Reneo’s financial advisor, and potential conflicts of interest with Leerink Partners LLC, Evercore Group L.L.C., and LifeSci Capital LLC, which were the placements agents for the Concurrent Financing that closed concurrently with the Merger. The Complaints assert violations of negligent misrepresentation and concealment in violation of New York common law and negligence in violation of New York common law. The Complaints sought orders enjoining the proposed Merger, or in the event that the Merger was consummated, orders rescinding the Merger or awarding actual and punitive damages, as well as all of the plaintiffs’ fees and expenses in connection with the litigation, including reasonable attorneys’ and experts’ fees and expenses.

We cannot predict the outcome of the Complaints or any other litigation that might be filed arising out of the Merger or the Concurrent Financing. The Company and the individual defendants intend to vigorously defend against the Complaints and any subsequently filed, similar actions. It is possible additional lawsuits may be filed arising out of the Merger or the Concurrent Financing. Absent new or significantly different allegations, the Company will not necessarily disclose such additional filings.
From
time-to-time
in the future, the Company could be involved in disputes, including litigation, relating to claims arising out of operations in the normal course of business, which may have a material adverse effect on the Company’s consolidated results of operations or financial position.
Clinical Trial Collaboration and Supply Agreement with Pfizer
In August 2020, as amended in December 2024, the Company entered into a clinical trial collaboration and supply agreement under which Pfizer Inc. (“Pfizer”) agreed to supply drug product in connection with a clinical trial. The agreement continues until the earlier of the completion of all obligations of the parties or the termination of the contract by either party as defined in the agreement. The Company may terminate the agreement if the clinical trial is deemed to be unsafe, regulatory authorities raise concerns, or if Pfizer does not uphold its obligations outlined in the agreement.
Indemnification
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs because of such indemnifications. The Company is not aware of any claims under indemnification arrangements, and it has not accrued any liabilities related to such obligations in its financial statements as of December 31, 2024.
Severance
A former officer of the Company terminated his employment with the Company on May 24, 2024 and entered into a separation agreement and release on that date. The separation agreement and release provides for payments and benefits including continuing payments of base salary for a period of 14 months following termination of employment, payment for or reimbursement for COBRA premiums for up to 14 months following termination of employment, a full accelerated vesting of his equity awards and extension of the post-termination exercise period applicable to his Options through the earlier of 12 months following termination of service or the applicable option expiration date. During the year ended December 31, 2024, the Company recorded an expense of $622,000 for these severance benefits in research and development expense, of which $326,000 remains unpaid and is included in accrued compensation. See Note 12 for discussion of stock-based compensation recorded for the modifications of equity awards discussed above. The related RSU shares were released in January 2025.
Certain Reneo employees became employees of the Company to assist with the Merger transition through the end of the year December 31, 2024 at which time they were terminated and received severance benefits in accordance with the Reneo severance agreements. The Company recorded expense of $225,000 for severance benefits for these employees for the year ended December 31, 2024, which is included in General and Administrative expenses and of which, approximately $154,000 remains unpaid as of December 31, 2024 and is included in accrued compensation.

Employee Benefit Plan
The Company established a qualified 401(k) plan in June 2021 which covers all employees who meet eligibility requirements. The Company matches its employee contributions up to a maximum amount of 4% of the participant’s compensation. During the years ended December 31, 2024, and 2023, the Company made matching contributions of approximately $360,000 and $294,000, respectively. See Note 16.